Real Estate (Acquisitions) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) lease_asset property	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) property
Real Estate Properties [Line Items]
Number of Net Lease Assets | lease_asset	1
Acquisitions of real estate assets	$ 38,433	$ 0	$ 4,666
Payments for land and funded tenant improvements	$ 3,900
Number of properties acquired | property	2
Business combination, pro forma information, revenue of acquiree since acquisition date, actual			8,300
Business combination, pro forma information, loss of acquiree since acquisition date, actual			(2,900)
Net Lease Asset
Real Estate Properties [Line Items]
Acquisitions of real estate assets	$ 32,700
Operating leases, term	99 years
Real Estate Acquired in Satisfaction of Debt
Real Estate Properties [Line Items]
Fair value of assets acquired		$ 13,400
Real Estate Acquired in Satisfaction of Debt | Commercial Operating Properties
Real Estate Properties [Line Items]
Fair value of assets acquired			$ 72,400
Number of properties acquired | property			3